CONVERTIBLE PROMISSORY NOTES PAYABLE (Details Narrative)			1 Months Ended		2 Months Ended	9 Months Ended
	Sep. 11, 2017 CAD	Jul. 10, 2017 CAD	Aug. 18, 2017 CAD	May 31, 2017 CAD	Jun. 30, 2017 CAD	Sep. 30, 2017 USD ($)	May 19, 2017 CAD	May 15, 2017 CAD	May 10, 2017 CAD	May 01, 2017 CAD	Apr. 21, 2017 CAD
IfrsConvertiblePromissoryNotesPayableLineItems [Line Items]
Convertible promissory notes, maturity date						Dec. 31, 2021
Converible promissory notes, terms of conversion feature						The notes may be converted into common shares of the Company in whole or in part at the option of the holder upon terms to be determined by the Company either 10 days prior to repayment of the note or the maturity date, whichever shall occur first
Convertible promissory notes, redemption description						The notes shall become immediately payable should the Company complete financing in excess of US$5,000,000 prior to the maturity date, and shall bear interest at 3% per annum compounded annually should the Company default on the note
Amount of financing to enable redemption of convertible promissory notes | $						$ 5,000,000
Event of default, interest rate						3.00%
Unrelated Party [Member]
IfrsConvertiblePromissoryNotesPayableLineItems [Line Items]
Convertible promissory notes	CAD 133,965		CAD 97,905				CAD 47,215	CAD 40,623	CAD 40,923	CAD 103,073	CAD 66,100
Convertible promissory notes, maturity date	Sep. 11, 2018		May 18, 2018
Converible promissory notes, terms of conversion feature	Any amount of principal and or interest that is unpaid may be converted, at the option of the holder, in whole or in part into common stock of the Company at a price equal to 61% of the lowest closing bid price for the Company’s stock during the fifteen trading days prior to a Notice of Conversion		Any amount of principal and or interest that is unpaid may be converted, at the option of the holder, in whole or in part into common stock of the Company at a price equal to 61% of the lowest closing bid price for the Company’s stock as reported on the OTC during the fifteen trading days prior to a Notice of Conversion
Event of default, interest rate	24.00%		22.00%
Interest rate	12.00%		12.00%
Repayment of convertible promissory notes				CAD 42,052	CAD 90,530
Convertible promissory notes, prepayment description	The Company may prepay the principal and all accrued interest at any time between the date of issue and March 11, 2018, together with a prepayment premium of between 15% and 40% of the amount prepaid		The Company may prepay the principal and all accrued interest at any time between the date of issue and February 11, 2018, together with a prepayment premium of between 15% and 40% of the amount prepaid
Unrelated Party [Member] | Consulting Agreement [Member]
IfrsConvertiblePromissoryNotesPayableLineItems [Line Items]
Convertible promissory notes		CAD 37,692
Convertible promissory notes, maturity date		Jan. 10, 2018
Converible promissory notes, terms of conversion feature		The note shall be converted into common shares of the Company at a 20% discount to the lowest closing bid price for the Company’s common stock offered during the twenty trading days prior to conversion
Interest rate		3.00%
Unrelated Party One [Member]
IfrsConvertiblePromissoryNotesPayableLineItems [Line Items]
Convertible promissory notes	CAD 66,875
Convertible promissory notes, maturity date	Sep. 11, 2018
Converible promissory notes, terms of conversion feature	Any amount of principal and or interest that is unpaid may be converted, at the option of the holder, in whole or in part into common stock of the Company at a price equal to 61% of the lowest closing bid price for the Company’s stock as reported on the OTC during the fifteen trading days prior to a Notice of Conversion
Event of default, interest rate	24.00%
Interest rate	12.00%
Convertible promissory notes, prepayment description	The Company may prepay the principal and all accrued interest at any time between the date of issue and March 11, 2018, together with a prepayment premium of between 15% and 40% of the amount prepaid